CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 3,798	$ 12,740	$ 7,271
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,959	4,767	4,049
Impairment of tangible and intangible assets	917	1,122	0
Gain from obtaining control in a subsidiary previously accounted for by the equity method	0	0	(3,299)
Gain from a bargain purchase	0	(288)	0
Accrued interest and exchange rate changes of debenture and long-term loans	(888)	17	21
Accrued severance pay, net	17	56	(397)
Gain from sale of property and equipment, net	(143)	(95)	(195)
Equity in gains of affiliate	0	0	(340)
Stock-based compensation	309	375	374
Decrease in restricted cash	62	19	27
Increase in trade receivables, net	(236)	(1,141)	(1,270)
Decrease (increase) in other accounts receivable and prepaid expenses	(469)	(21)	148
Decrease (increase) in inventories	658	(462)	(685)
Decrease (increase) Deferred income taxes	1,080	(9,120)	1,272
Decrease (increase) in long-term accounts receivable	(91)	126	(4)
Increase (decrease) in trade payables	1,277	(654)	1,290
Increase (decrease) in other accounts payable and accrued expenses	(1,448)	(1,845)	1,449
Net cash provided by operating activities	8,802	5,596	9,711
Cash flows from investing activities:
Purchase of property and equipment	(3,616)	(4,458)	(4,663)
Proceeds from sale of property and equipment	1,266	1,529	1,216
Investment and loans/ Repayments in affiliate	0	0	137
Acquisition of subsidiary (a)	0	(688)	(3,973)
Proceeds from sale of investments in previously consolidated subsidiaries (c)	0	(41)	0
Net cash used in investing activities	(2,350)	(3,658)	(7,283)
Cash flows from financing activities:
Receipt of long-term loans from banks	14,934	12,577	7,127
Repayment of long-term loans from banks	(19,503)	(8,986)	(10,137)
Repayment of long-term loans from shareholders	0	(301)	0
Repurchase of shares from non-controlling interests	0	(7,740)	0
Proceeds from issuance of shares and exercise of options, net of issuance costs	15	10,074	7
Short-term bank credit, net	(915)	(1,640)	563
Net cash provided (used) in financing activities	(5,469)	3,984	(2,440)
Effect of exchange rate on cash and cash equivalents	(193)	(714)	(324)
Increase (decrease) in cash and cash equivalents	790	5,208	(336)
Cash and cash equivalents at the beginning of the year	8,557	3,349	3,685
Cash and cash equivalents at the end of the year	$ 9,347	$ 8,557	$ 3,349